Annual Total Returns (Vanguard Health Care Fund - Admiral Shares Participant:) (Vanguard Health Care Fund, Vanguard Health Care Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2013
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Annual Total Return
2012	15.17%
2011	11.51%
2010	6.21%
2009	21.03%
2008	(18.39%)
2007	4.50%
2006	10.96%
2005	15.54%
2004	9.59%
2003	26.69%